Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Assistant General Counsel

Legal Affairs

Phone:    212-578-9071

March 5, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Life Variable Annuity Separate Account II
File No. 811-08628

Ladies and Gentlemen:

The Annual Reports dated December 31, 2020 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Metropolitan Life Variable Annuity Separate Account II of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452;

The Annual Reports for certain portfolios of AB Variable Products Series Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398;

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583;

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128;

The Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No 811-06310; and

The Annual Reports for certain portfolios of MFS® Variable Insurance Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Assistant General Counsel

Metropolitan Life Insurance Company